Financial risk management - Investments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Risk management
Receivables	€ 15,799	€ 14,954
Credit risk
Risk management
Financial instruments with call period less than three months	306	332
Cash | Credit risk
Risk management
Receivables	2,889	3,814
Cash | AAA | Credit risk
Risk management
Receivables	0	0
Cash | AA+ – AA- | Credit risk
Risk management
Receivables	720	1,042
Cash | A+ – A- | Credit risk
Risk management
Receivables	2,004	2,183
Cash | BBB+ – BBB- | Credit risk
Risk management
Receivables	48	456
Cash | Other | Credit risk
Risk management
Receivables	117	133
Trading securities | Credit risk
Risk management
Receivables	8,741	8,514
Trading securities | Credit risk | Due within 3 months
Risk management
Receivables	4,815	3,178
Trading securities | Credit risk | Due between 3 and 12 months
Risk management
Receivables	407	534
Trading securities | Credit risk | Due between 1 and 3 years
Risk management
Receivables	339	485
Trading securities | Credit risk | Due between 3 and 5 years
Risk management
Receivables	189	480
Trading securities | Credit risk | Due beyond 5 years
Risk management
Receivables	102	23
Trading securities | AAA | Credit risk
Risk management
Receivables	1,504	1,468
Trading securities | AAA | Credit risk | Due within 3 months
Risk management
Receivables	1,496	1,443
Trading securities | AAA | Credit risk | Due between 3 and 12 months
Risk management
Receivables	0	25
Trading securities | AAA | Credit risk | Due between 1 and 3 years
Risk management
Receivables	8	0
Trading securities | AAA | Credit risk | Due between 3 and 5 years
Risk management
Receivables	0	0
Trading securities | AAA | Credit risk | Due beyond 5 years
Risk management
Receivables	0	0
Trading securities | AA+ – AA- | Credit risk
Risk management
Receivables	1,492	1,273
Trading securities | AA+ – AA- | Credit risk | Due within 3 months
Risk management
Receivables	727	149
Trading securities | AA+ – AA- | Credit risk | Due between 3 and 12 months
Risk management
Receivables	12	74
Trading securities | AA+ – AA- | Credit risk | Due between 1 and 3 years
Risk management
Receivables	27	0
Trading securities | AA+ – AA- | Credit risk | Due between 3 and 5 years
Risk management
Receivables	6	8
Trading securities | AA+ – AA- | Credit risk | Due beyond 5 years
Risk management
Receivables	0	0
Trading securities | A+ – A- | Credit risk
Risk management
Receivables	5,230	4,347
Trading securities | A+ – A- | Credit risk | Due within 3 months
Risk management
Receivables	2,346	1,340
Trading securities | A+ – A- | Credit risk | Due between 3 and 12 months
Risk management
Receivables	380	301
Trading securities | A+ – A- | Credit risk | Due between 1 and 3 years
Risk management
Receivables	241	255
Trading securities | A+ – A- | Credit risk | Due between 3 and 5 years
Risk management
Receivables	157	245
Trading securities | A+ – A- | Credit risk | Due beyond 5 years
Risk management
Receivables	102	23
Trading securities | BBB+ – BBB- | Credit risk
Risk management
Receivables	396	1,289
Trading securities | BBB+ – BBB- | Credit risk | Due within 3 months
Risk management
Receivables	244	242
Trading securities | BBB+ – BBB- | Credit risk | Due between 3 and 12 months
Risk management
Receivables	15	134
Trading securities | BBB+ – BBB- | Credit risk | Due between 1 and 3 years
Risk management
Receivables	63	230
Trading securities | BBB+ – BBB- | Credit risk | Due between 3 and 5 years
Risk management
Receivables	26	227
Trading securities | BBB+ – BBB- | Credit risk | Due beyond 5 years
Risk management
Receivables	0	0
Trading securities | Other | Credit risk
Risk management
Receivables	119	137
Trading securities | Other | Credit risk | Due within 3 months
Risk management
Receivables	2	4
Trading securities | Other | Credit risk | Due between 3 and 12 months
Risk management
Receivables	0	0
Trading securities | Other | Credit risk | Due between 1 and 3 years
Risk management
Receivables	0	0
Trading securities | Other | Credit risk | Due between 3 and 5 years
Risk management
Receivables	0	0
Trading securities | Other | Credit risk | Due beyond 5 years
Risk management
Receivables	€ 0	€ 0